UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:  September 30, 2009

Check here if Amendment [   ]; Amendment Number:
     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      SPO Advisory Corp.
Address:   591 Redwood Highway, Suite 3215
           Mill Valley, CA  94941

Form 13F File Number:   28-4164

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kim M. Silva
Title:     Chief Financial Officer
Phone:     (415) 383-6600

Signature, Place, and Date of Signing:

 /s/ Kim M. Silva             Mill Valley, California            11/13/09
--------------------------  ---------------------------   ----------------------
       [Signature]                 [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  31
Form 13F Information Table Value Total:  $5,828,465
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       No.             Form 13F File Number               Name
------------------ ----------------------------  -------------------------------
       1                    28-10289             SPO Partners II, L.P.
       2                    28-10787             San Francisco Partners, L.P.
       3                    28-13450             SPO Partners II Co-Investment
                                                   Partnership, L.P.

                                                     Form 13F INFORMATION TABLE

                                                                                                                VOTING AUTHORITY
                                                                                                           ------------------------
                      TITLE
                        OF                VALUE      SHRS OR     SH/    PUT/     INVESTMENT      OTHER
   NAME OF ISSUER     CLASS     CUSIP    (x$1000)    PRN AMT     PRN    CALL     DISCRETION     MANAGERS     SOLE      SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ADVENT
SOFTWARE, INC.        COM     007974108    290,259    7,211,400  SH                DEFINED        1        7,211,400
------------------------------------------------------------------------------------------------------------------------------------
ADVENT
SOFTWARE, INC.        COM     007974108     25,949      644,700  SH                DEFINED        2          644,700
------------------------------------------------------------------------------------------------------------------------------------
BPZ RESOURCES, INC.   COM     055639108     77,306   10,280,113  SH                DEFINED        1       10,280,113
------------------------------------------------------------------------------------------------------------------------------------
BPZ RESOURCES, INC.   COM     055639108      2,663      354,100  SH                DEFINED        2          354,100
------------------------------------------------------------------------------------------------------------------------------------
CALPINE CORPORATION   COM     131347304    985,443   85,541,939  SH                DEFINED        1       85,541,939
------------------------------------------------------------------------------------------------------------------------------------
CALPINE CORPORATION   COM     131347304     37,642    3,267,544  SH                DEFINED        2        3,267,544
------------------------------------------------------------------------------------------------------------------------------------
CALPINE CORPORATION   COM     131347304     59,334    5,150,500  SH                DEFINED        3        5,150,500
------------------------------------------------------------------------------------------------------------------------------------
CROWN CASTLE
INTERNATIONAL         COM     228227104  1,105,053   35,237,663  SH                DEFINED        1       35,237,663
------------------------------------------------------------------------------------------------------------------------------------
CROWN CASTLE
INTERNATIONAL         COM     228227104     42,653    1,360,100  SH                DEFINED        2        1,360,100
------------------------------------------------------------------------------------------------------------------------------------
DENBURY RESOURCES,
INC.                  COM     247916208    176,395   11,658,600  SH                DEFINED        1       11,658,600
------------------------------------------------------------------------------------------------------------------------------------
DENBURY RESOURCES,
INC.                  COM     247916208      6,167      407,600  SH                DEFINED        2          407,600
------------------------------------------------------------------------------------------------------------------------------------
ENTERGY CORPORATION   COM     29364G103    263,800    3,303,278  SH                DEFINED        1        3,303,278
------------------------------------------------------------------------------------------------------------------------------------
LAMAR ADVERTISING
CO.                   CL A    512815101    491,258   17,902,984  SH                DEFINED        1       17,902,984
------------------------------------------------------------------------------------------------------------------------------------
LAMAR ADVERTISING
CO.                   CL A    512815101     20,188      735,730  SH                DEFINED        2          735,730
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY GLOBAL INC.   CL A    530555101    276,614   12,255,822  SH                DEFINED        1       12,255,822
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY GLOBAL INC.   CL A    530555101      9,192      407,279  SH                DEFINED        2          407,279
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY GLOBAL INC.   CL C    530555309    511,370   22,768,029  SH                DEFINED        1       22,768,029
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY GLOBAL INC.   CL C    530555309     13,620      606,408  SH                DEFINED        2          606,408
------------------------------------------------------------------------------------------------------------------------------------
MARTIN MARIETTA
MATERIALS, INC.       COM     573284106    478,252    5,194,435  SH                DEFINED        1        5,194,435
------------------------------------------------------------------------------------------------------------------------------------
MARTIN MARIETTA
MATERIALS, INC.       COM     573284106     17,199      186,800  SH                DEFINED        2          186,800
------------------------------------------------------------------------------------------------------------------------------------
PIONEER RESOURCES     COM      723787107   315,605    8,696,754  SH                DEFINED        1        8,696,754
------------------------------------------------------------------------------------------------------------------------------------
PIONEER RESOURCES     COM      723787107    10,909      300,600  SH                DEFINED        2          300,600
------------------------------------------------------------------------------------------------------------------------------------

                                                     Form 13F INFORMATION TABLE

                                                                                                                VOTING AUTHORITY
                                                                                                           ------------------------
                      TITLE
                        OF                VALUE      SHRS OR     SH/    PUT/     INVESTMENT      OTHER
   NAME OF ISSUER     CLASS     CUSIP    (x$1000)    PRN AMT     PRN    CALL     DISCRETION     MANAGERS     SOLE      SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
QUICKSILVER
RESOURCES INC.        COM      74837R104   330,787   23,311,254  SH                DEFINED        1       23,311,254
------------------------------------------------------------------------------------------------------------------------------------
QUICKSILVER
RESOURCES INC.        COM      74837R104    23,753    1,673,900  SH                DEFINED        2        1,673,900
------------------------------------------------------------------------------------------------------------------------------------
SBA COMMUNICATIONS
CORPORATION           COM      78388J106   149,299    5,523,443  SH                DEFINED        1        5,523,443
------------------------------------------------------------------------------------------------------------------------------------
RESOLUTE ENERGY
CORP.                 COM      76116A108    78,555    7,589,900  SH                DEFINED        1        7,589,900
------------------------------------------------------------------------------------------------------------------------------------
RESOLUTE ENERGY
CORP.                 COM      76116A108     2,695      260,400  SH                DEFINED        2          260,400
------------------------------------------------------------------------------------------------------------------------------------
RESOLUTE ENERGY
CORP. - WARRANTS      COM      76116A116    11,518    7,431,025  SH                DEFINED        1        7,431,025

------------------------------------------------------------------------------------------------------------------------------------
RESOLUTE ENERGY
CORP. - WARRANTS      COM      76116A116       394      253,953  SH                DEFINED        2          253,953
------------------------------------------------------------------------------------------------------------------------------------
VOYAGER LEARNING
COMPANY               COM     92908U103     13,015    2,740,000  SH                DEFINED        1        2,740,000
------------------------------------------------------------------------------------------------------------------------------------
VOYAGER LEARNING
COMPANY               COM     92908U103      1,579      332,500  SH                DEFINED        2          332,500
------------------------------------------------------------------------------------------------------------------------------------